RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus of Lazard Retirement Series, Inc. that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 31, 2019 (Accession No. 0000930413-19-002184), which is incorporated herein by reference.